Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000236410 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	62.30%	[1]
C000236410 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%	[1]
C000236410 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000236410 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000236410 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.00%	[1]
C000236410 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000236410 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000236410 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000236410 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000236410 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000236410 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000236410 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
C000236410 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000221317 [Member] | Braze Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000221317 [Member] | Match Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000221317 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
C000221317 [Member] | Dropbox Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221317 [Member] | Spotify Technology SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221317 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221317 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221317 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000221317 [Member] | Zomato Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000221317 [Member] | Nexon Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
C000221317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[2]
C000221317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[2]
C000221317 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[2]
C000221317 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[2]
C000221317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[2]
C000240517 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[3]
C000240517 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[3]
C000240517 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000240517 [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000240517 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000240517 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[3]
C000240517 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[3]
C000240517 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000240517 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[3]
C000240517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	29.90%	[3]
C000240517 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.50%	[3]
C000240517 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	19.40%	[3]
C000240517 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000240517 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	11.00%	[3]
C000240517 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000240517 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.10%	[3]
C000240517 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000240517 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	3.20%	[3]
C000240517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000246989 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4],[5]
C000246989 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[4]
C000246989 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[4]
C000246989 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[4]
C000246989 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[4]
C000246989 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	26.20%	[4]
C000246989 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.00%	[4]
C000246989 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
C000246989 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000246989 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000246989 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.10%	[4]
C000246989 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.70%	[4]
C000246989 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	27.40%	[4]
C000246989 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000246989 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000154547 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[6],[7]
C000154547 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000154547 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000154547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[6]
C000154547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[6]
C000154547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[6]
C000154547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[6]
C000154547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[6]
C000154547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[6]
C000154547 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6]
C000154547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000154547 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[6]
C000154547 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000154547 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.70%	[6]
C000154547 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000154547 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
C000154547 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000154547 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000154547 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%	[6]
C000154547 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.90%	[6]
C000154547 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.90%	[6]
C000154547 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%	[6]
C000153270 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[8],[9]
C000153270 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000153270 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000153270 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000153270 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%	[8]
C000153270 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[8]
C000153270 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[8]
C000153270 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[8]
C000153270 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[8]
C000153270 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000153270 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[8]
C000153270 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000153270 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.30%	[8]
C000153270 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000153270 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.50%	[8]
C000153270 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000153270 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000153270 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.20%	[8]
C000153270 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.80%	[8]
C000153270 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000153270 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000153270 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.70%	[8]
C000152570 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[10],[11]
C000152570 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[10]
C000152570 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[10]
C000152570 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[10]
C000152570 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	58.10%	[10]
C000152570 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000152570 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10]
C000152570 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[10]
C000152570 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[10]
C000152570 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000152570 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000152570 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	59.80%	[10]
C000152570 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000152570 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.60%	[10]
C000152570 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000152570 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.40%	[10]
C000152570 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000152570 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000152570 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.20%	[10]
C000152570 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.30%	[10]
C000152570 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000149539 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[12],[13]
C000149539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[12]
C000149539 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000149539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[12]
C000149539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[12]
C000149539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[12]
C000149539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[12]
C000149539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[12]
C000149539 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[12]
C000149539 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000149539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[12]
C000149539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000149539 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.60%	[12]
C000149539 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000149539 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.60%	[12]
C000149539 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000149539 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000149539 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000149539 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%	[12]
C000149539 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%	[12]
C000149539 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.10%	[12]
C000149539 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[12]
C000154548 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[14],[15]
C000154548 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[14]
C000154548 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000154548 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[14]
C000154548 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[14]
C000154548 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[14]
C000154548 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[14]
C000154548 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[14]
C000154548 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[14]
C000154548 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[14]
C000154548 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[14]
C000154548 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[14]
C000154548 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000154548 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[14]
C000154548 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.00%	[14]
C000154548 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.30%	[14]
C000154548 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.80%	[14]
C000154548 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.10%	[14]
C000154548 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.20%	[14]
C000154548 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	9.90%	[14]
C000154548 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%	[14]
C000154548 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.80%	[14]
C000156613 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[16],[17]
C000156613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[16]
C000156613 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[16]
C000156613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[16]
C000156613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[16]
C000156613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[16]
C000156613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[16]
C000156613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[16]
C000156613 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[16]
C000156613 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[16]
C000156613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[16]
C000156613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[16]
C000156613 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.80%	[16]
C000156613 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.10%	[16]
C000156613 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.30%	[16]
C000156613 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.10%	[16]
C000156613 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%	[16]
C000156613 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.80%	[16]
C000156613 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	26.30%	[16]
C000156613 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.80%	[16]
C000156613 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.70%	[16]
C000156613 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000156614 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[18],[19]
C000156614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[18]
C000156614 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[18]
C000156614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[18]
C000156614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[18]
C000156614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[18]
C000156614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[18]
C000156614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%	[18]
C000156614 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[18]
C000156614 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[18]
C000156614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[18]
C000156614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[18]
C000156614 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.20%	[18]
C000156614 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000156614 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[18]
C000156614 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.30%	[18]
C000156614 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%	[18]
C000156614 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.30%	[18]
C000156614 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	31.50%	[18]
C000156614 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.00%	[18]
C000156614 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.00%	[18]
C000156614 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.10%	[18]
C000157303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[20],[21]
C000157303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20],[21]
C000157303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[20],[21]
C000157303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[20],[21]
C000157303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[20],[21]
C000157303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[20],[21]
C000157303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[20],[21]
C000157303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[20],[21]
C000157303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[20],[21]
C000157303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[20],[21]
C000157303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[20],[21]
C000157303 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(43.70%)
C000157303 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000157303 [Member] | Forward foreign currency exchange contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000157303 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000210492 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[22]
C000210492 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[22]
C000210492 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[22]
C000210492 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[22]
C000210492 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[22]
C000210492 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[22]
C000210492 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[22]
C000210492 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[22]
C000210492 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[22]
C000210492 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.30%	[22]
C000210492 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.60%	[22]
C000210492 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.30%	[22]
C000210492 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.30%	[22]
C000210492 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.30%	[22]
C000210492 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.30%	[22]
C000210492 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%	[22]
C000210492 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.70%	[22]
C000210492 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[22]
C000210492 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.90%	[22]
C000210492 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000205801 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[23],[24]
C000205801 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[23]
C000205801 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[23]
C000205801 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[23]
C000205801 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	63.40%	[23]
C000205801 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	33.70%	[23]
C000205801 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%	[23]
C000205801 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.00%	[23]
C000205801 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	20.50%	[23]
C000205801 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.30%	[23]
C000205801 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.20%	[23]
C000205801 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.10%	[23]
C000205801 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.20%	[23]
C000205801 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%	[23]
C000205801 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	6.80%	[23]
C000210493 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[25]
C000210493 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[25]
C000210493 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[25]
C000210493 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	65.40%	[25]
C000210493 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.60%	[25]
C000210493 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.30%	[25]
C000210493 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.20%	[25]
C000210493 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.60%	[25]
C000210493 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.20%	[25]
C000210493 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.80%	[25]
C000210493 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%	[25]
C000210493 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%	[25]
C000210493 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.20%	[25]
C000210493 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%	[25]
C000210493 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	9.40%	[25]
C000212225 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%	[26]
C000212225 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[26]
C000212225 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[26]
C000212225 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[26]
C000212225 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	67.50%	[26]
C000212225 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.80%	[26]
C000212225 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.10%	[26]
C000212225 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.10%	[26]
C000212225 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.00%	[26]
C000212225 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%	[26]
C000212225 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.40%	[26]
C000212225 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.50%	[26]
C000212225 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.50%	[26]
C000212225 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.70%	[26]
C000212225 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%	[26]
C000179059 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[27],[28]
C000179059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[27]
C000179059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[27]
C000179059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[27]
C000179059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[27]
C000179059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[27]
C000179059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[27]
C000179059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[27]
C000179059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[27]
C000179059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[27]
C000179059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[27]
C000179059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[27]
C000179059 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%	[27]
C000179059 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%	[27]
C000179059 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.20%	[27]
C000179059 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%	[27]
C000179059 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.20%	[27]
C000179059 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%	[27]
C000179059 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.00%	[27]
C000179059 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%	[27]
C000179059 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.50%	[27]
C000179059 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.60%	[27]
C000201209 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[29],[30]
C000201209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[29]
C000201209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%	[29]
C000201209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[29]
C000201209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[29]
C000201209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[29]
C000201209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[29]
C000201209 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.40%	[29]
C000201209 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%	[29]
C000201209 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	12.60%	[29]
C000201209 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	8.00%	[29]
C000201209 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%	[29]
C000201209 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.60%	[29]
C000201209 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.30%	[29]
C000201209 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.80%	[29]
C000201209 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Total Investments	1.20%	[29]
C000201209 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	1.10%	[29]
C000157306 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[31],[32]
C000157306 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[31],[32]
C000157306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[31],[32]
C000157306 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[31],[32]
C000157306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[31],[32]
C000157306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[31],[32]
C000157306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[31],[32]
C000157306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[31],[32]
C000157306 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[31],[32]
C000157306 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[31],[32]
C000157306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[31],[32]
C000157306 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157306 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000157306 [Member] | Forward foreign currency exchange contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000157306 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000082529 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[34],[35]
C000082529 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[34]
C000082529 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	48.90%	[34]
C000082529 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[34]
C000082529 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[34]
C000082529 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	6.30%	[34]
C000082529 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.90%	[34]
C000082529 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.40%	[34]
C000082529 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	14.30%	[34]
C000082529 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	13.50%	[34]
C000082529 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.40%	[34]
C000082529 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.80%	[34]
C000082529 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.70%	[34]
C000082529 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	24.30%	[34]
C000082529 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	8.20%	[34]
C000061364 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[36],[37]
C000061364 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[36]
C000061364 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[36]
C000061364 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[36]
C000061364 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[36]
C000061364 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[36]
C000061364 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[36]
C000061364 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[36]
C000061364 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[36]
C000061364 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[36]
C000061364 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[36]
C000061364 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[36]
C000061364 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	64.30%	[36]
C000061364 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	2.50%	[36]
C000061364 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	1.90%	[36]
C000061364 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.20%	[36]
C000061364 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000061364 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.50%	[36]
C000061364 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.30%	[36]
C000061364 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.70%	[36]
C000061364 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%	[36]
C000061364 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[36]
C000065072 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[38]
C000065072 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[38]
C000065072 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[38]
C000065072 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[38]
C000065072 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[38]
C000065072 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[38]
C000065072 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[38]
C000065072 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[38]
C000065072 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[38]
C000065072 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[38]
C000065072 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[38]
C000065072 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.00%	[38]
C000065072 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.90%	[38]
C000065072 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	21.50%	[38]
C000065072 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.60%	[38]
C000065072 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.50%	[38]
C000065072 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	22.90%	[38]
C000065072 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.50%	[38]
C000065072 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.90%	[38]
C000065072 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	0.60%	[38]
C000065072 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.60%	[38]
C000099140 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[39],[40]
C000099140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[39]
C000099140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[39]
C000099140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[39]
C000099140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[39]
C000099140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[39]
C000099140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[39]
C000099140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[39]
C000099140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[39]
C000099140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[39]
C000099140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[39]
C000099140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[39]
C000099140 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%	[39]
C000099140 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%	[39]
C000099140 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	13.70%	[39]
C000099140 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%	[39]
C000099140 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.20%	[39]
C000099140 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	28.30%	[39]
C000099140 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.70%	[39]
C000099140 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.90%	[39]
C000099140 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.10%	[39]
C000099140 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	5.60%	[39]
C000119715 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[41],[42]
C000119715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[41]
C000119715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[41]
C000119715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[41]
C000119715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[41]
C000119715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[41]
C000119715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[41]
C000119715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[41]
C000119715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[41]
C000119715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[41]
C000119715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[41]
C000119715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[41]
C000119715 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.50%	[41]
C000119715 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.80%	[41]
C000119715 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%	[41]
C000119715 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.60%	[41]
C000119715 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.70%	[41]
C000119715 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.10%	[41]
C000119715 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%	[41]
C000119715 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.10%	[41]
C000119715 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	25.00%	[41]
C000119715 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.20%	[41]
C000119716 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[43],[44]
C000119716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[43]
C000119716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[43]
C000119716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[43]
C000119716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[43]
C000119716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[43]
C000119716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[43]
C000119716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[43]
C000119716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[43]
C000119716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[43]
C000119716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000119716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[43]
C000119716 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.30%	[43]
C000119716 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.90%	[43]
C000119716 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.50%	[43]
C000119716 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.80%	[43]
C000119716 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.00%	[43]
C000119716 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.40%	[43]
C000119716 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.90%	[43]
C000119716 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.50%	[43]
C000119716 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.70%	[43]
C000119716 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.20%	[43]
C000149148 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[45],[46]
C000149148 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[45]
C000149148 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[45]
C000149148 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[45]
C000149148 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[45]
C000149148 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[45]
C000149148 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[45]
C000149148 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%	[45]
C000149148 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[45]
C000149148 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[45]
C000149148 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[45]
C000149148 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[45]
C000149148 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.60%	[45]
C000149148 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.40%	[45]
C000149148 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.70%	[45]
C000149148 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.80%	[45]
C000149148 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	15.20%	[45]
C000149148 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%	[45]
C000149148 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.50%	[45]
C000149148 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.00%	[45]
C000149148 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%	[45]
C000149148 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.20%	[45]
C000148919 [Member] | BYD Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[47]
C000148919 [Member] | Agricultural Bank of China Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[47]
C000148919 [Member] | Industrial And Commercial Bank of China Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[47]
C000148919 [Member] | Industrial Bank Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[47]
C000148919 [Member] | China Yangtze Power Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[47]
C000148919 [Member] | China Merchants Bank Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[47]
C000148919 [Member] | Wuliangye Yibin Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[47]
C000148919 [Member] | Ping An Insurance Group Co of China Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[47]
C000148919 [Member] | Kweichow Moutai Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[47]
C000148919 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[47]
C000148919 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[47]
C000148919 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[47]
C000148919 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[47]
C000148919 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[47]
C000148919 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[47]
C000148919 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[47]
C000148919 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[47]
C000148919 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[47]
C000148919 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[47]
C000148919 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[47]
C000148919 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[47]
C000149147 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[48],[49]
C000149147 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[48]
C000149147 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[48]
C000149147 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[48]
C000149147 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[48]
C000149147 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[48]
C000149147 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[48]
C000149147 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%	[48]
C000149147 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[48]
C000149147 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[48]
C000149147 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[48]
C000149147 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[48]
C000149147 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%	[48]
C000149147 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.30%	[48]
C000149147 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.20%	[48]
C000149147 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%	[48]
C000149147 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.50%	[48]
C000149147 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.00%	[48]
C000149147 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%	[48]
C000149147 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	42.80%	[48]
C000149147 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.30%	[48]
C000149147 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.20%	[48]
C000140338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[50]
C000140338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[50]
C000140338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[50]
C000140338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[50]
C000140338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[50]
C000140338 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[50]
C000140338 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[50]
C000140338 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[50]
C000140338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[50]
C000140338 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[50]
C000140338 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[50]
C000140338 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	21.20%	[50]
C000140338 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	69.20%	[50]
C000140338 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.20%	[50]
C000140338 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	4.70%	[50]
C000140338 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	0.70%	[50]
C000140337 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[51],[52]
C000140337 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[51]
C000140337 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[51]
C000140337 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%	[51]
C000140337 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[51]
C000140337 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[51]
C000140337 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[51]
C000140337 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[51]
C000140337 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[51]
C000140337 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[51]
C000140337 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[51]
C000140337 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[51]
C000140337 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.60%	[51]
C000140337 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.40%	[51]
C000140337 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.20%	[51]
C000140337 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	5.60%	[51]
C000140337 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	14.50%	[51]
C000140337 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	12.60%	[51]
C000140337 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.00%	[51]
C000140337 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.70%	[51]
C000140337 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	24.10%	[51]
C000140337 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%	[51]
C000133231 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[53],[54]
C000133231 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[53],[54]
C000133231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[53],[54]
C000133231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[53],[54]
C000133231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[53],[54]
C000133231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[53],[54]
C000133231 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[53],[54]
C000133231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[53],[54]
C000133231 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[53],[54]
C000133231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[53],[54]
C000133231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[53],[54]
C000133231 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.90%)
C000133231 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000133231 [Member] | Forward foreign currency exchange contracts net cumulative depreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000133231 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000055846 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[55],[56]
C000055846 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[55]
C000055846 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[55]
C000055846 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[55]
C000055846 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%	[55]
C000055846 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[55]
C000055846 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[55]
C000055846 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[55]
C000055846 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[55]
C000055846 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[55]
C000055846 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[55]
C000055846 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[55]
C000055846 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	76.10%	[55]
C000055846 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	0.90%	[55]
C000055846 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.30%	[55]
C000055846 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	1.00%	[55]
C000055846 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.00%	[55]
C000055846 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.60%	[55]
C000055846 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.30%	[55]
C000055846 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.00%	[55]
C000055846 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.20%	[55]
C000055846 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.10%	[55]
C000061363 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[57],[58]
C000061363 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[57]
C000061363 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[57]
C000061363 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[57]
C000061363 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[57]
C000061363 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[57]
C000061363 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[57]
C000061363 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%	[57]
C000061363 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[57]
C000061363 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[57]
C000061363 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[57]
C000061363 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[57]
C000061363 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	6.90%	[57]
C000061363 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[57]
C000061363 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.30%	[57]
C000061363 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.30%	[57]
C000061363 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.50%	[57]
C000061363 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.10%	[57]
C000061363 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.90%	[57]
C000061363 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%	[57]
C000061363 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.70%	[57]
C000061363 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	5.70%	[57]
C000052896 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[59],[60]
C000052896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[59]
C000052896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[59]
C000052896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[59]
C000052896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[59]
C000052896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[59]
C000052896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[59]
C000052896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[59]
C000052896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[59]
C000052896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[59]
C000052896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[59]
C000052896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[59]
C000052896 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	5.80%	[59]
C000052896 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[59]
C000052896 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	8.90%	[59]
C000052896 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.40%	[59]
C000052896 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.90%	[59]
C000052896 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%	[59]
C000052896 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	35.40%	[59]
C000052896 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	2.50%	[59]
C000052896 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.70%	[59]
C000052896 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.70%	[59]
C000050168 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[61],[62]
C000050168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[61]
C000050168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[61]
C000050168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[61]
C000050168 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[61]
C000050168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[61]
C000050168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[61]
C000050168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[61]
C000050168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[61]
C000050168 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[61]
C000050168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[61]
C000050168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[61]
C000050168 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	11.90%	[61]
C000050168 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	6.80%	[61]
C000050168 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%	[61]
C000050168 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	4.90%	[61]
C000050168 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%	[61]
C000050168 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%	[61]
C000050168 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.20%	[61]
C000050168 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.10%	[61]
C000050168 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	32.40%	[61]
C000050168 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%	[61]
C000012094 [Member] | Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[63]
C000012094 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[63]
C000012094 [Member] | China Construction Bank Corp Class H [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[63]
C000012094 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[63]
C000012094 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[63]
C000012094 [Member] | BYD Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[63]
C000012094 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[63]
C000012094 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[63]
C000012094 [Member] | Meituan Class B [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[63]
C000012094 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[63]
C000012094 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[63]
C000012094 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[63]
C000012094 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[63]
C000012094 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[63]
C000012094 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%	[63]
C000012094 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[63]
C000012094 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[63]
C000012094 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[63]
C000012094 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[63]
C000012094 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[63]
C000012094 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[63]
C000012201 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[64],[65]
C000012201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[64]
C000012201 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[64]
C000012201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[64]
C000012201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[64]
C000012201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[64]
C000012201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[64]
C000012201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%	[64]
C000012201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[64]
C000012201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[64]
C000012201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[64]
C000012201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[64]
C000012201 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.30%	[64]
C000012201 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.70%	[64]
C000012201 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.20%	[64]
C000012201 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%	[64]
C000012201 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.20%	[64]
C000012201 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.00%	[64]
C000012201 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.10%	[64]
C000012201 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%	[64]
C000012201 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.80%	[64]
C000012201 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.70%	[64]
C000012200 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[66],[67]
C000012200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[66]
C000012200 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[66]
C000012200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[66]
C000012200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[66]
C000012200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[66]
C000012200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[66]
C000012200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[66]
C000012200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[66]
C000012200 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[66]
C000012200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[66]
C000012200 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[66]
C000012200 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.00%	[66]
C000012200 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.70%	[66]
C000012200 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.90%	[66]
C000012200 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	6.80%	[66]
C000012200 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.80%	[66]
C000012200 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.60%	[66]
C000012200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.20%	[66]
C000012200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%	[66]
C000012200 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.40%	[66]
C000012200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.40%	[66]
C000012081 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[68],[69]
C000012081 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[68]
C000012081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[68]
C000012081 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[68]
C000012081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[68]
C000012081 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[68]
C000012081 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[68]
C000012081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%	[68]
C000012081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[68]
C000012081 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[68]
C000012081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[68]
C000012081 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[68]
C000012081 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%	[68]
C000012081 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.70%	[68]
C000012081 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.00%	[68]
C000012081 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.70%	[68]
C000012081 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%	[68]
C000012081 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.90%	[68]
C000012081 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.60%	[68]
C000012081 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.20%	[68]
C000012081 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.30%	[68]
C000012081 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.10%	[68]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[6]	Excludes money market funds.
[7]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[8]	Excludes money market funds.
[9]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[10]	Excludes money market funds.
[11]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[12]	Excludes money market funds.
[13]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[14]	Excludes money market funds.
[15]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[16]	Excludes money market funds.
[17]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[18]	Excludes money market funds.
[19]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[20]	Excludes money market funds.
[21]	The underlying fund is iShares MSCI ACWI ex U.S. ETF.
[22]	Excludes money market funds.
[23]	Excludes money market funds.
[24]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[25]	Excludes money market funds.
[26]	Excludes money market funds.
[27]	Excludes money market funds.
[28]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[29]	Excludes money market funds.
[30]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[31]	Excludes money market funds.
[32]	The underlying fund is iShares MSCI EAFE Small-Cap ETF.
[33]	Rounds to less than 0.1%.
[34]	Excludes money market funds.
[35]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[36]	Excludes money market funds.
[37]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[38]	Excludes money market funds.
[39]	Excludes money market funds.
[40]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[41]	Excludes money market funds.
[42]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[43]	Excludes money market funds.
[44]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[45]	Excludes money market funds.
[46]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[47]	Excludes money market funds.
[48]	Excludes money market funds.
[49]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[50]	Excludes money market funds.
[51]	Excludes money market funds.
[52]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[53]	Excludes money market funds.
[54]	The underlying fund is iShares MSCI EAFE ETF.
[55]	Excludes money market funds.
[56]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[57]	Excludes money market funds.
[58]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[59]	Excludes money market funds.
[60]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[61]	Excludes money market funds.
[62]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[63]	Excludes money market funds.
[64]	Excludes money market funds.
[65]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[66]	Excludes money market funds.
[67]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[68]	Excludes money market funds.
[69]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.